Employee Benefits - Principal Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Expected rate of salary increase	4.70%	4.70%
Discount rate for defined benefit obligations	3.20%	3.00%
Males [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption of expected rates of mortality at teenage	0.01%	0.01%
Actuarial assumption of expected rates of mortality at twenties	0.01%	0.01%
Actuarial assumption of expected rates of mortality at thirties	0.01%	0.01%
Actuarial assumption of expected rates of mortality at forties	0.03%	0.03%
Actuarial assumption of expected rates of mortality at fifties	0.05%	0.05%
Females [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption of expected rates of mortality at teenage	0.00%	0.00%
Actuarial assumption of expected rates of mortality at twenties	0.00%	0.00%
Actuarial assumption of expected rates of mortality at thirties	0.01%	0.01%
Actuarial assumption of expected rates of mortality at forties	0.02%	0.02%
Actuarial assumption of expected rates of mortality at fifties	0.02%	0.02%